Investment Securities (Contractual Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Maturities, Amortized Cost
Due after one year through five years	$ 10
Due after five years through 10 years	45
Due after 10 years	1,832
Total, amortized cost	1,887
Available-for-sale Securities, Maturities, Fair Value
Due after one year through five years	10
Due after five years through 10 years	46
Due after 10 years	1,797
Fair Value	$ 1,853	$ 1,480
Available-for-sale Securities, Maturities, Weighted Average Yield
Due after one year through five years, weighted average yield (as a percent)	2.58%
Due after five years through ten years, weighted average yield (as a percent)	4.85%
Due after ten years, weighted average yield (as a percent)	2.40%
Held-to-maturity Securities, Maturities, Amortized Cost
Due after one year through five years	$ 35
Due after five years through 10 years	26
Due after 10 years	878
Amortized Cost	939	1,093
Held-to-Maturity Securities, Maturities, Fair Value
Due after one year through five years	35
Due after five years through 10 years	26
Due after 10 years	863
Fair Value	$ 924	$ 1,084
Held-to-maturity Securities, Maturities, Weighted Average Yield
Due after one year through five years, weighted-average yield (percent)	2.48%
Due after five years through 10 years, weighted-average yield (percent)	2.52%
Due after 10 years, weighted-average yield (percent)	2.44%